Document And Entity Information	6 Months Ended
Jul. 31, 2025
Document Information [Line Items]
Document Type	6-K
Document Period End Date	Jul. 31, 2025
Entity Registrant Name	DESCARTES SYSTEMS GROUP INC
Entity Central Index Key	0001050140
Current Fiscal Year End Date	--01-31
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Amendment Flag	false